Quarterly Holdings Report
for

Fidelity® Disciplined Equity Fund

January 31, 2020

FDE-QTLY-0320
1.813012.115

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
COMMUNICATION SERVICES - 10.6%
Entertainment - 3.7%
Activision Blizzard, Inc.	169,174	$9,893
Electronic Arts, Inc. (a)	75,755	8,175
Netflix, Inc. (a)	40,000	13,804
The Walt Disney Co.	134,069	18,543
		50,415
Interactive Media & Services - 6.9%
Alphabet, Inc.:
Class A (a)	30,092	43,115
Class C (a)	12,866	18,453
Facebook, Inc. Class A (a)	153,997	31,094
IAC/InterActiveCorp (a)	7,700	1,876
		94,538

TOTAL COMMUNICATION SERVICES		144,953

CONSUMER DISCRETIONARY - 11.2%
Diversified Consumer Services - 0.1%
Service Corp. International	15,200	729
Hotels, Restaurants & Leisure - 1.8%
Domino's Pizza, Inc.	12,300	3,466
Hilton Worldwide Holdings, Inc.	41,100	4,431
Planet Fitness, Inc. (a)	56,100	4,532
Starbucks Corp.	141,400	11,995
		24,424
Household Durables - 0.3%
NVR, Inc. (a)	900	3,435
Internet & Direct Marketing Retail - 4.7%
Amazon.com, Inc. (a)	26,614	53,460
The Booking Holdings, Inc. (a)	5,393	9,872
		63,332
Multiline Retail - 0.5%
Dollar General Corp.	47,200	7,241
Specialty Retail - 2.9%
Best Buy Co., Inc.	66,784	5,656
Ross Stores, Inc.	64,700	7,259
The Home Depot, Inc.	84,611	19,300
TJX Companies, Inc.	133,536	7,884
		40,099
Textiles, Apparel & Luxury Goods - 0.9%
NIKE, Inc. Class B	133,200	12,827

TOTAL CONSUMER DISCRETIONARY		152,087

CONSUMER STAPLES - 3.6%
Beverages - 0.5%
Monster Beverage Corp. (a)	109,600	7,299
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	33,700	10,296
Food Products - 0.9%
Lamb Weston Holdings, Inc.	56,800	5,186
Mondelez International, Inc.	129,800	7,448
		12,634
Household Products - 0.6%
Procter & Gamble Co.	64,300	8,013
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	53,100	10,363

TOTAL CONSUMER STAPLES		48,605

ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
ConocoPhillips Co.	91,625	5,445
Devon Energy Corp.	29,700	645
EOG Resources, Inc.	46,400	3,383
Hess Corp.	31,500	1,782
		11,255
FINANCIALS - 9.6%
Banks - 4.8%
Bank of America Corp.	669,135	21,968
Citigroup, Inc.	176,600	13,141
JPMorgan Chase & Co.	223,700	29,609
		64,718
Capital Markets - 3.7%
CME Group, Inc.	30,753	6,677
Moody's Corp.	64,700	16,614
MSCI, Inc.	54,500	15,576
S&P Global, Inc.	38,300	11,250
		50,117
Insurance - 1.1%
Aon PLC	36,600	8,061
Chubb Ltd.	47,800	7,265
		15,326

TOTAL FINANCIALS		130,161

HEALTH CARE - 15.1%
Biotechnology - 1.0%
Alexion Pharmaceuticals, Inc. (a)	38,600	3,836
Vertex Pharmaceuticals, Inc. (a)	45,800	10,399
		14,235
Health Care Equipment & Supplies - 7.1%
Baxter International, Inc.	49,500	4,416
Becton, Dickinson & Co.	33,741	9,285
Boston Scientific Corp. (a)	173,339	7,258
Danaher Corp.	130,600	21,010
Edwards Lifesciences Corp. (a)	44,000	9,674
IDEXX Laboratories, Inc. (a)	34,800	9,431
Intuitive Surgical, Inc. (a)	20,300	11,364
Masimo Corp. (a)	25,800	4,401
Stryker Corp.	78,600	16,561
Varian Medical Systems, Inc. (a)	25,000	3,514
		96,914
Health Care Providers & Services - 3.1%
Anthem, Inc.	32,062	8,505
Cigna Corp.	28,600	5,502
UnitedHealth Group, Inc.	103,796	28,279
		42,286
Health Care Technology - 0.4%
Veeva Systems, Inc. Class A (a)	35,600	5,219
Life Sciences Tools & Services - 2.7%
Agilent Technologies, Inc.	64,300	5,309
Bio-Rad Laboratories, Inc. Class A (a)	16,900	6,100
Bruker Corp.	113,600	5,620
Mettler-Toledo International, Inc. (a)	7,500	5,679
Thermo Fisher Scientific, Inc.	43,180	13,524
		36,232
Pharmaceuticals - 0.8%
Zoetis, Inc. Class A	82,416	11,061

TOTAL HEALTH CARE		205,947

INDUSTRIALS - 11.7%
Aerospace & Defense - 3.6%
Harris Corp.	34,100	7,547
HEICO Corp. Class A	74,300	7,144
Huntington Ingalls Industries, Inc.	28,500	7,439
Lockheed Martin Corp.	7,437	3,184
Northrop Grumman Corp.	24,900	9,327
Raytheon Co.	31,200	6,893
Teledyne Technologies, Inc. (a)	21,900	7,995
		49,529
Commercial Services & Supplies - 1.4%
Cintas Corp.	30,100	8,397
Copart, Inc. (a)	105,900	10,745
		19,142
Electrical Equipment - 1.4%
AMETEK, Inc.	78,954	7,670
Eaton Corp. PLC	80,700	7,624
Generac Holdings, Inc. (a)	40,600	4,206
		19,500
Industrial Conglomerates - 1.7%
Honeywell International, Inc.	70,700	12,247
Roper Technologies, Inc.	28,000	10,686
		22,933
Machinery - 2.1%
Allison Transmission Holdings, Inc.	101,100	4,469
Dover Corp.	72,300	8,231
Fortive Corp.	41,200	3,087
IDEX Corp.	41,200	6,751
ITT, Inc.	9,200	617
Parker Hannifin Corp.	31,100	6,086
		29,241
Professional Services - 1.0%
CoStar Group, Inc. (a)	9,200	6,008
IHS Markit Ltd.	90,800	7,160
		13,168
Road & Rail - 0.5%
Norfolk Southern Corp.	20,503	4,269
Old Dominion Freight Lines, Inc.	11,900	2,335
		6,604

TOTAL INDUSTRIALS		160,117

INFORMATION TECHNOLOGY - 33.1%
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	54,300	5,401
CDW Corp.	40,200	5,244
Keysight Technologies, Inc. (a)	46,500	4,324
Zebra Technologies Corp. Class A (a)	26,300	6,286
		21,255
IT Services - 11.2%
Accenture PLC Class A	78,096	16,026
Automatic Data Processing, Inc.	58,100	9,958
Black Knight, Inc. (a)	16,100	1,077
Broadridge Financial Solutions, Inc.	15,100	1,799
CACI International, Inc. Class A (a)	5,600	1,498
EPAM Systems, Inc. (a)	13,600	3,103
Euronet Worldwide, Inc. (a)	16,100	2,538
FleetCor Technologies, Inc. (a)	19,400	6,115
Global Payments, Inc.	71,926	14,058
Jack Henry & Associates, Inc.	36,200	5,413
MasterCard, Inc. Class A	97,573	30,827
PayPal Holdings, Inc. (a)	120,383	13,710
Square, Inc. (a)	7,700	575
VeriSign, Inc. (a)	38,200	7,951
Visa, Inc. Class A	191,123	38,028
		152,676
Semiconductors & Semiconductor Equipment - 2.3%
Lam Research Corp.	41,403	12,347
NVIDIA Corp.	67,800	16,030
Universal Display Corp.	4,000	705
Xilinx, Inc.	18,400	1,554
		30,636
Software - 14.7%
Adobe, Inc. (a)	62,188	21,837
Alteryx, Inc. Class A (a)(b)	2,200	307
ANSYS, Inc. (a)	29,900	8,202
Aspen Technology, Inc. (a)	4,000	476
Atlassian Corp. PLC (a)	31,500	4,631
Autodesk, Inc. (a)	35,700	7,028
Cadence Design Systems, Inc. (a)	93,300	6,728
Ceridian HCM Holding, Inc. (a)	30,600	2,243
Citrix Systems, Inc.	30,717	3,724
Coupa Software, Inc. (a)	3,300	532
Fair Isaac Corp. (a)	17,800	7,162
Fortinet, Inc. (a)	49,900	5,756
Guidewire Software, Inc. (a)	12,000	1,350
HubSpot, Inc. (a)	1,600	290
Intuit, Inc.	70,527	19,774
Microsoft Corp.	506,120	86,154
Paycom Software, Inc. (a)	8,700	2,768
Salesforce.com, Inc. (a)	76,761	13,994
ServiceNow, Inc. (a)	7,100	2,401
Synopsys, Inc. (a)	36,800	5,428
		200,785
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	146,292	45,279

TOTAL INFORMATION TECHNOLOGY		450,631

MATERIALS - 1.2%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	28,900	6,899
Sherwin-Williams Co.	14,300	7,965
		14,864
Construction Materials - 0.1%
Vulcan Materials Co.	11,400	1,615

TOTAL MATERIALS		16,479

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	45,800	10,614
Equity Lifestyle Properties, Inc.	65,000	4,729
SBA Communications Corp. Class A	26,600	6,638
		21,981
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	74,900	4,573

TOTAL REAL ESTATE		26,554

UTILITIES - 0.9%
Electric Utilities - 0.7%
NextEra Energy, Inc.	36,800	9,870
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	47,081	1,737

TOTAL UTILITIES		11,607

TOTAL COMMON STOCKS
(Cost $1,027,862)		1,358,396

Money Market Funds - 0.1%
Fidelity Cash Central Fund 1.58% (c)	1,427,351	1,428
Fidelity Securities Lending Cash Central Fund 1.59% (c)(d)	234,377	234
TOTAL MONEY MARKET FUNDS
(Cost $1,662)		1,662
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $1,029,524)		1,360,058
NET OTHER ASSETS (LIABILITIES) - 0.2%		3,081
NET ASSETS - 100%		$1,363,139

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$6
Fidelity Securities Lending Cash Central Fund	22
Total	$28

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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